Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Offsetting of Financial Assets and Financial Liabilities
Note 18: Offsetting of Financial Assets and Financial Liabilities
Financial assets and financial liabilities are offset and the net amount is reported in our Consolidated Balance Sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The following table presents the amounts that have been offset in our Consolidated Balance Sheet, including securities purchased under resale agreements, securities sold under repurchase agreements and derivative instruments, generally under a market settlement mechanism (e.g. an exchange or clearing house) where simultaneous net settlement can be achieved to eliminate credit and liquidity risk between counterparties. Also presented are amounts not offset in the Consolidated Balance Sheet related to transactions where a master netting agreement or similar arrangement is in place with a right to offset the amounts only in the event of default, insolvency or bankruptcy, or where the offset criteria are otherwise not met.

(Canadian $ in millions)							2020
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	115,863	3,985	111,878	17,302	92,066	194	2,316
Derivative instruments	37,164	349	36,815	19,302	3,318	4,799	9,396
	153,027	4,334	148,693	36,604	95,384	4,993	11,712

Financial Liabilities
Derivative instruments	30,724	349	30,375	19,302	3,011	3,301	4,761
Securities lent or sold under repurchase agreements	92,643	3,985	88,658	17,302	70,374	263	719
	123,367	4,334	119,033	36,604	73,385	3,564	5,480

(Canadian $ in millions)							2019
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	104,949	945	104,004	9,919	93,062	82	941
Derivative instruments	22,423	279	22,144	13,538	1,740	2,750	4,116
	127,372	1,224	126,148	23,457	94,802	2,832	5,057

Financial Liabilities
Derivative instruments	23,877	279	23,598	13,538	1,940	2,971	5,149
Securities lent or sold under repurchase agreements	87,601	945	86,656	9,919	76,501	4	232
	111,478	1,224	110,254	23,457	78,441	2,975	5,381

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.